Cash and cash equivalents (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Cash and cash equivalents [abstract]
Corporate cash and cash equivalents	$ 536,916	$ 424,498
Merchant Clients Funds	496,971	295,399
Total	1,033,887	$ 719,897	$ 604,467	$ 425,172
Acquisitions through business combinations, intangible assets and goodwill	$ 23,742